Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	392,124,875.11	24,006
Yield Supplement Overcollateralization Amount 08/31/18	14,391,795.33	0
Receivables Balance 08/31/18	406,516,670.44	24,006
Principal Payments	14,876,944.03	484
Defaulted Receivables	1,426,006.86	77
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	13,553,206.42	0
Pool Balance at 09/30/18	376,660,513.13	23,445

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.62%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,793,347.93	525
Past Due 61-90 days	3,176,610.22	170
Past Due 91-120 days	428,723.86	25
Past Due 121+ days	0.00	0
Total	13,398,682.01	720

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	636,526.13
Aggregate Net Losses/(Gains) - September 2018	789,480.73
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.33%
Prior Net Losses Ratio	1.62%
Second Prior Net Losses Ratio	0.71%
Third Prior Net Losses Ratio	0.97%
Four Month Average	1.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.01%

Overcollateralization Target Amount	16,949,723.09
Actual Overcollateralization	16,949,723.09
Weighted Average APR	3.86%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	43.30

Flow of Funds	$ Amount

Collections	16,710,641.31
Investment Earnings on Cash Accounts	61,389.15
Servicing Fee	(338,763.89)
Transfer to Collection Account	0.00
Available Funds	16,433,266.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	388,830.36
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,768,465.69
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,238,472.77

Total Distributions of Available Funds	16,433,266.57

Servicing Fee	338,763.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 09/17/18	374,479,255.73
Principal Paid	14,768,465.69
Note Balance @ 10/15/18	359,710,790.04

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-3
Note Balance @ 09/17/18	272,989,255.73
Principal Paid	14,768,465.69
Note Balance @ 10/15/18	258,220,790.04
Note Factor @ 10/15/18	79.6977747%

Class A-4
Note Balance @ 09/17/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	75,480,000.00
Note Factor @ 10/15/18	100.0000000%

Class B
Note Balance @ 09/17/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	26,010,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	426,328.11
Total Principal Paid	14,768,465.69
Total Paid	15,194,793.80

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	295,738.36
Principal Paid	14,768,465.69
Total Paid to A-3 Holders	15,064,204.05

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4528228
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6862693
Total Distribution Amount	16.1390921

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9127727
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.5816842
Total A-3 Distribution Amount	46.4944569

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/17/18	23,407,920.41
Investment Earnings	36,353.19
Investment Earnings Paid	(36,353.19)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41